Investments in subsidiaries, associates and joint ventures - Financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Investments in associates and joint ventures
Current assets	$ 24,403	$ 17,042
Non-current assets	67,604	74,671
Total assets	92,007	91,713
Current liabilities	14,594	13,845
Non-current liabilities	42,592	38,875
Total liabilities	57,186	52,720
Stockholders' equity	34,821	38,993	$ 44,832	$ 44,772
Net revenue	40,018	37,570	36,575
Net income (loss)	$ 4,531	(2,180)	$ 6,988
Number of joint ventures accounted under equity method | item	5
VLI S.A.
Investments in associates and joint ventures
Current assets	$ 614	805
Non-current assets	3,737	4,507
Total assets	4,351	5,312
Current liabilities	607	773
Non-current liabilities	2,123	2,380
Total liabilities	2,729	3,153
Stockholders' equity	1,622	2,159
Net revenue	1,011	1,238
Net income (loss)	(59)	2
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Current assets	138	215
Non-current assets	711	880
Total assets	849	1,095
Current liabilities	48	99
Non-current liabilities	134	142
Total liabilities	182	241
Stockholders' equity	668	854
Net revenue	186	257
Net income (loss)	51	57
Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Non-current assets	229	314
Total assets	229	314
Stockholders' equity	229	314
Net income (loss)	(15)	8
California Steel Industries, Inc
Investments in associates and joint ventures
Current assets	336	481
Non-current assets	344	344
Total assets	680	825
Current liabilities	63	186
Non-current liabilities	148	155
Total liabilities	211	341
Stockholders' equity	469	484
Net revenue	665	997
Net income (loss)	(14)	46
Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Current assets	346	438
Non-current assets	2,234	2,960
Total assets	2,581	3,398
Current liabilities	737	985
Non-current liabilities	2,623	2,675
Total liabilities	3,360	3,660
Stockholders' equity	(779)	(262)
Net revenue	1,176	1,393
Net income (loss)	(835)	(412)
Pelletizing
Investments in associates and joint ventures
Current assets	300	720
Non-current assets	258	315
Total assets	558	1,035
Current liabilities	53	297
Non-current liabilities		2
Total liabilities	53	299
Stockholders' equity	504	736
Net revenue	104	583
Net income (loss)	73	392
MRS Logistica S.A.
Investments in associates and joint ventures
Current assets	412	490
Non-current assets	1,701	2,196
Total assets	2,113	2,686
Current liabilities	389	415
Non-current liabilities	898	1,242
Total liabilities	1,286	1,657
Stockholders' equity	827	1,029
Net revenue	640	759
Net income (loss)	70	103
Nacala Corridor
Investments in associates and joint ventures
Current assets	524	384
Non-current assets	4,349	4,505
Total assets	4,874	4,889
Current liabilities	573	516
Non-current liabilities	4,684	4,671
Total liabilities	5,257	5,187
Stockholders' equity	(383)	(298)
Net revenue	611	782
Net income (loss)	$ (87)	$ (49)